Condensed Consolidated Balance Sheets (Unaudited) - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Assets
Cash, cash equivalents and restricted cash	¥ 1,373,242,766	¥ 2,231,437,361
Loans principal, interest and financing service fee receivables	9,544,625,067	9,412,717,366
Allowance for credit losses	1,017,079,345	975,850,851
Net loans principal, interest and financing service fee receivables	8,527,545,722	8,436,866,515
Loans held-for-sale (include RMB24,696,075 and RMB11,694,198 measured at fair value as of December 31, 2021 and September 30, 2022, respectively)	1,016,173,196	733,975,352
Investment securities	962,415,052	1,088,044,211
Property and equipment	2,890,796	3,041,946
Intangible assets and goodwill	3,615,006	4,009,372
Deferred tax assets	23,813,730	21,068,094
Deposits	135,245,374	156,954,100
Guaranteed assets	1,508,770,981	1,289,751,459
Right-of-use assets	15,545,649	16,196,806
Other assets	381,901,251	404,826,131
Total assets	13,951,159,523	14,386,171,347
Liabilities and shareholders’ equity
Interest-bearing borrowings
Borrowings under agreements to repurchase	5,965,976	45,250,000
Other borrowings	7,594,325,089	8,041,892,080
Accrued employee benefits	23,011,380	24,223,752
Income taxes payable	170,245,184	154,957,182
Deferred tax liabilities	68,524,985	151,828,860
Lease liabilities	14,830,454	15,521,022
Credit risk mitigation position	1,361,971,614	1,348,449,426
Other liabilities	831,794,417	785,761,285
Total liabilities	10,070,669,099	10,567,883,607
Ordinary shares	916,743	916,743
Treasury stock	(68,089,911)
Additional paid-in capital	1,022,759,950	1,018,429,249
Retained earnings	2,931,549,556	2,824,335,263
Accumulated other comprehensive losses	(6,645,914)	(25,393,515)
Total shareholders’ equity	3,880,490,424	3,818,287,740
Total liabilities and shareholders’ equity	¥ 13,951,159,523	¥ 14,386,171,347